Segment and Geographic Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment and Geographic Information
Number of reportable segments | segment	1		1
Revenue	$ 365,471
Cost of goods sold	238,592
Operating expenses:
General and administrative expenses	4,763,716	$ 1,110,229
Research and development expenses	1,018,352	875,342	$ 3,400,021	$ 3,238,925
Depreciation and amortization	8,215	8,119	32,564	36,634
Total operating expenses	5,790,283	1,993,690
Loss from operations	(5,663,404)	(1,993,690)	(8,917,732)	(9,559,329)
Other income (expense):
Change in fair value of derivative liabilities	(827,445)	(541,639)	(7,404,768)	649,244
Change in fair value of warrant liabilities	223,162	(13,043,192)	5,783,073	(16,371,612)
Change in earnout liability	(30,000)
Transaction costs expensed	(9,665,004)
Gain on settlement of forward purchase agreement	1,406,669
Interest expense	(723,467)	(2,872,951)	(12,364,656)	(10,251,094)
Other income		14,019	(161,712)
Gains from extinguishment of debt, net	12,592,052
Total other income (expense):	2,975,967	(16,443,763)	(14,148,063)	(25,973,462)
Income (loss) before income taxes	(2,687,437)	(18,437,453)
Net loss	$ (2,687,437)	$ (18,437,453)	(23,065,795)	(35,532,791)
Single reportable segment
Operating expenses:
Research and development expenses			3,400,021	3,238,925
Depreciation and amortization			32,564	36,634
Loss from operations			(8,917,732)	(9,559,329)
Other income (expense):
Change in fair value of derivative liabilities			(7,404,768)	649,244
Change in fair value of warrant liabilities			5,783,073	(16,371,612)
Interest expense			(12,364,656)	(10,251,094)
Other income			(161,712)
Total other income (expense):			(14,148,063)	(25,973,462)
Net loss			$ (23,065,795)	$ (35,532,791)